Consolidated Statements of Operations and Comprehensive (Loss) Income (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Rental and office expenses from related party	$ 81,809	$ 16,350